Angel Oak Mortgage Trust 2022-6 ABS-15G

Exhibit 99.33

Exception Level
Run Date - 9/7/2022
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
ENYLLCIAAPO	2022060086	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section X.X, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than X.X. The Collateral Underwriter Risk Score is X.X. The appraisal, page XXX, valued the subject property at XXX on XXX. The file did not include a secondary appraisal.	XX% LTV is below the maximumXXX LTV by X%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XXX mortgage history for XX months.
												XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum.	XXX Post fund Desk Review supports value.	XXX Exception resolved.	XXX Exception resolved.
ENYLLCIAAPO	2022060086	Credit	Credit	Resolved	Resolved	XXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Per guidelines, section X.X, insurance coverage must equal the lessor of XXX of the insurable value of improvements, or the unpaid principle balance of the mortgage. The loan amount is XXX and the HOI policy reflects coverage in the amount of XXX, which is a deficit of XXX	XX% LTV is below the maximumXXX LTV by X%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XXX mortgage history for XX months.
XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum.

													The lender provided a comment from the insurer. Due to a recent change in FL law, we are unable to provide a copy of the Replacement Cost Estimate. XXX of the Checklist of Coverage which does show the policy is covered at the estimated replacement cost.	XXX: Resolved.	XXX: Resolved.
TG4A0QBJWAX	2022060087	Credit	Credit	Resolved	Resolved	XXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Per guidelines, section X.X, insurance coverage must equal the lessor of XXX of the insurable value of improvements, or the unpaid principle balance of the mortgage. The loan amount is XXX and the HOI policy reflects coverage in the amount of XXX, which is a deficit of XXX	XX.XX% LTV is below the maximumXXX LTV by XX.XX%.
DSCR ratio ofXXXexceeds the minimum requirement of X.X by .XX points.
XXX mortgage history for XX months.
Borrower has owned subject investment property X.X years.
													State law in XXX prohibits asking an agent for a replacement cost indicator. The appraisal does indicate that the dwelling coverage exceeds the actual cost of the improvements.	XXX: Resolved. State law in XXX prohibits asking an agent for a replacement cost indicator. The appraisal does indicate that the dwelling coverage exceeds the actual cost of the improvements.	XXX: Resolved. State law in XXX prohibits asking an agent for a replacement cost indicator. The appraisal does indicate that the dwelling coverage exceeds the actual cost of the improvements.
SSYCRB510R5	2022060088	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section X.X, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than X.X. There is no Collateral Underwriter Risk Score. The appraisal, page XXX, valued the subject property at XXX on XXX. The file did not include a secondary appraisal.	XX% LTV is below the maximumXXX LTV by X%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum.
XXX mortgage history for XX months.

													XXX Lender provided XXX AVM with Value XXX and Confidence ScoreXXX	XXX Finding Resolved	XXX Finding Resolved
PDHFHRK4PWR	2022060089	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section X.X, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than X.X. There is no Collateral Underwriter Risk Score. The appraisal, page XXX, valued the subject property at XXX on XXX. The file did not include a secondary appraisal.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XXX reserves exceed the minimum required of $X,XXX exceeds the minimum by XX months over the required minimum.
												DSCR ratio ofXXXexceeds the minimum requirement of X.X by .XX points.	XXX Lender provided XXX AVM with Value XXX and Confidence ScoreXXX	XXX AVM withinXXX variance and FSD score meets Fitch requirement	XXX AVM withinXXX variance and FSD score meets Fitch requirement
PDHFHRK4PWR	2022060089	Credit	Guidelines	Waived	Waived	XXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl W)	Per guidelines, the minimum loan amount is XXX Per the Note, the loan amount is XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XXX reserves exceed the minimum required of $X,XXX exceeds the minimum by XX months over the required minimum.
DSCR ratio ofXXXexceeds the minimum requirement of X.X by .XX points.

													The lender provided an exception PDF that was corrupt and unreadable.	XXX: Finding Waiver Applied; XXX EV X/B. The borrower has strong compensating factors. The deficient amount is XXX.	XXX: Finding Waiver Applied; XXX EV X/B. The borrower has strong compensating factors. The deficient amount is XXX.
LEASQLXVRRG	2022060090			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value withXXX variance.		XXX AVM dated XXX with XXX value - XXXvaraince XXX Desk review dated XXX with XXX value - X% varaince	XXX Finding Remains - AVM outside ofXXX variance XXX Finding Resolved - Desk review X% variance	XXX Finding Remains - AVM outside ofXXX variance XXX Finding Resolved - Desk review X% variance
UBKPG5ZA1YL	2022060091			Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	Per guidelines, section X.X.X, the borrower must be the sole proprietor or XXX owner of the business for business funds to be used for down payment, closing costs, and reserves. Bank statements, page XX, from XXX Bank reflect an account, dated XXX, in the name of XXX XXX; however, the file does not contain documentation reflecting that the borrower is XXX owner or sole proprietor of XXX		The lender provided documentation borrower is a sole proprietor.	XXX: Finding resolved. The lender provided documentation the borrower is a sole proprietor for XXX	XXX: Finding resolved. The lender provided documentation the borrower is a sole proprietor for XXX
UBKPG5ZA1YL	2022060091	Credit	Credit	Waived	Waived	XXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	Per guidelines, the max LTV for a loan amount less than XXX isXXX. The LTV ofXXX was calculated using the purchase price of XXX and the loan amount of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of $X,XXX exceeds the minimum by XX months over the required minimum.
DSCR ratio ofXXXexceeds the minimum requirement of X.X by .XX points.

The lender responded: Hello
XXX is the amount difference from the sales price and loan amount. Shows this way on all loans.
XXX - XXX = XXX,XXX + XX,XXX.XX closing cost + XXX.XX credit for prorated association dues - XX,XXX em - prorated county tax XXX.XX = borrowers bottom line XXX.XX
Thank You	XXX: Finding remains. The lender responded that XXX is the amount difference from the sales price and loan amount. Shows this way on all loans. XXX - XXX =XXX
XXX + XX,XXX.XX closing cost + XXX.XX credit for prorated association dues - XX,XXX em - prorated county tax XXX.XX = borrowers bottom line XXX.XX.
Recovco response: The LTV is calculated using the purchase price or the appraised value whichever is less. For this loan the purchase price and appraised value are both XXX.XX. Per the matrix dated XXX the max LTV for a loan amount under XXX.XX isXXX. The max allowed loan amount for this transaction is XXXk XXX =XXX.XX. The loan amount currently is XXX.XX. The loan amount atXXX LTV exceeds guideline amount ofXXX.

XXX: Waiver Acknowledged. Finding Remains. XXX EV X/B	XXX: Finding remains. The lender responded that XXX is the amount difference from the sales price and loan amount. Shows this way on all loans. XXX - XXX =XXX
XXX + XX,XXX.XX closing cost + XXX.XX credit for prorated association dues - XX,XXX em - prorated county tax XXX.XX = borrowers bottom line XXX.XX.
Recovco response: The LTV is calculated using the purchase price or the appraised value whichever is less. For this loan the purchase price and appraised value are both XXX.XX. Per the matrix dated XXX the max LTV for a loan amount under XXX.XX isXXX. The max allowed loan amount for this transaction is XXXk XXX =XXX.XX. The loan amount currently is XXX.XX. The loan amount atXXX LTV exceeds guideline amount ofXXX.

															XXX: Waiver Acknowledged. Finding Remains. XXX EV X/B
UBKPG5ZA1YL	2022060091	Credit	Eligibility	Waived	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per guidelines, the max LTV for a loan amount less than XXX isXXX. The LTV ofXXX was calculated using the purchase price of XXX and the loan amount of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of $X,XXX exceeds the minimum by XX months over the required minimum.
DSCR ratio ofXXXexceeds the minimum requirement of X.X by .XX points.
The lender provided an approved exception	XXX: Finding remains. The lender responded that XXX is the amount difference from the sales price and loan amount. Shows this way on all loans. XXX - XXX =XXX
XXX + XX,XXX.XX closing cost + XXX.XX credit for prorated association dues - XX,XXX em - prorated county tax XXX.XX = borrowers bottom line XXX.XX.
Recovco response: The LTV is calculated using the purchase price or the appraised value whichever is less. For this loan the purchase price and appraised value are both XXX.XX. Per the matrix dated XXX the max LTV for a loan amount under XXX.XX isXXX. The max allowed loan amount for this transaction is XXXk XXX =XXX.XX. The loan amount currently is XXX.XX. The loan amount atXXX LTV exceeds guideline amount ofXXX.

XXX: Waiver Acknowledged. Finding Remains. XXX EV X/B	XXX: Finding remains. The lender responded that XXX is the amount difference from the sales price and loan amount. Shows this way on all loans. XXX - XXX =XXX
XXX + XX,XXX.XX closing cost + XXX.XX credit for prorated association dues - XX,XXX em - prorated county tax XXX.XX = borrowers bottom line XXX.XX.
Recovco response: The LTV is calculated using the purchase price or the appraised value whichever is less. For this loan the purchase price and appraised value are both XXX.XX. Per the matrix dated XXX the max LTV for a loan amount under XXX.XX isXXX. The max allowed loan amount for this transaction is XXXk XXX =XXX.XX. The loan amount currently is XXX.XX. The loan amount atXXX LTV exceeds guideline amount ofXXX.

															XXX: Waiver Acknowledged. Finding Remains. XXX EV X/B
UBKPG5ZA1YL	2022060091	Credit	Eligibility	Waived	Waived	XXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per guidelines, the max LTV for a loan amount less than XXX isXXX. The LTV ofXXX was calculated using the purchase price of XXX and the loan amount of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of $X,XXX exceeds the minimum by XX months over the required minimum.
DSCR ratio ofXXXexceeds the minimum requirement of X.X by .XX points.
The lender provided an approved exception	XXX: Finding remains. The lender responded that XXX is the amount difference from the sales price and loan amount. Shows this way on all loans. XXX - XXX =XXX
XXX + XX,XXX.XX closing cost + XXX.XX credit for prorated association dues - XX,XXX em - prorated county tax XXX.XX = borrowers bottom line XXX.XX.
Recovco response: The LTV is calculated using the purchase price or the appraised value whichever is less. For this loan the purchase price and appraised value are both XXX.XX. Per the matrix dated XXX the max LTV for a loan amount under XXX.XX isXXX. The max allowed loan amount for this transaction is XXXk XXX =XXX.XX. The loan amount currently is XXX.XX. The loan amount atXXX LTV exceeds guideline amount ofXXX.

XXX: Waiver Acknowledged. Finding Remains. XXX EV X/B	XXX: Finding remains. The lender responded that XXX is the amount difference from the sales price and loan amount. Shows this way on all loans. XXX - XXX =XXX
XXX + XX,XXX.XX closing cost + XXX.XX credit for prorated association dues - XX,XXX em - prorated county tax XXX.XX = borrowers bottom line XXX.XX.
Recovco response: The LTV is calculated using the purchase price or the appraised value whichever is less. For this loan the purchase price and appraised value are both XXX.XX. Per the matrix dated XXX the max LTV for a loan amount under XXX.XX isXXX. The max allowed loan amount for this transaction is XXXk XXX =XXX.XX. The loan amount currently is XXX.XX. The loan amount atXXX LTV exceeds guideline amount ofXXX.

															XXX: Waiver Acknowledged. Finding Remains. XXX EV X/B
ATAHYSCJW2J	2022060092	Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The loan amount is XXX, and the title insurance is for XXX, which is a difference of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
DSCR ratio ofXXXexceeds the minimum requirement of X.X by .XX points.
XXX mortgage history for XX months.
Borrower has owned subject investment property X year.

													The lender provided updated title policy with correct amount of insurance.	XXX: Finding resolved. Lender provided title policy with XXX.XX coverage.	XXX: Finding resolved. Lender provided title policy with XXX.XX coverage.
J4MWZSRCFH1	2022060410			Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title p.XXX reflects a policy amount of XXX which is not sufficient for the loan amount of XXX. Provide a title supplement or final title policy reflecting sufficient coverage for the loan amount.			XXX: Resolved. Received title for XXX	XXX: Resolved. Received title for XXX
J4MWZSRCFH1	2022060410	Credit	Eligibility	Active	2: Acceptable with Warnings	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl X)	The credit report p.XXX shows a collection for child support with XXX balance of XXX and a monthly payment of XXX. An LOE from the borrower p.XXX verifies this is a child support obligation and states it has been paid off with the documentation proving this supplied. The final XXX does not reflect a child support payment. The loan file is missing the documentation to show the child support collection is paid and is missing documentation to verify the monthly child support payment amount or that the borrower is no longer obligated to pay child support. The inclusion of the XXX child support payment increases the DTI from the approved XXXto XXXwhich exceeds the maximum DTI allowed ofXXX. XXX: Received exception allowing DTI to XXXwith compensating factors listed of XXX credit score, XXX in residual income, XXX in reserves orXXXmonths piti.	Fico score of XXX vs XXX REsidual income of XX,XXX vs $X,XXX required X months reserves as required.	XXX: Remains. Exception received to allow for Child Support collection and ongoing potential monthly obligation to not be counted into the DTI. The staetment is that the borrower has written LOX to say he no longer owes child support and the collection is paid in full. The borrower has not validated via child support agreement that the support is in fact completed and that the balance on this account is zero. The XXX reflects X dependents one is XX.X and the other X years in age. DTI does not meet guidelines including the child support and the validation the borrower is no longer responsible has been validated.
XXX: Remains. Exception received to allow for DTI of XX.XX%. Documents do not address issue of documentation to confirm child support is paid.
XXX: Remains. Exception received to allow for DTI if XX.XX%. DTI is XX.X% including the child support payment of XXX per the court documentation provided.
XXX: Received exception allowing DTI to XXXwith compensating factors listed of XXX credit score, XXX in residual income, $XXk in reserves orXXXmonths piti	XXX: Remains. Exception received to allow for Child Support collection and ongoing potential monthly obligation to not be counted into the DTI. The staetment is that the borrower has written LOX to say he no longer owes child support and the collection is paid in full. The borrower has not validated via child support agreement that the support is in fact completed and that the balance on this account is zero. The XXX reflects X dependents one is XX.X and the other X years in age. DTI does not meet guidelines including the child support and the validation the borrower is no longer responsible has been validated.
XXX: Remains. Exception received to allow for DTI of XX.XX%. Documents do not address issue of documentation to confirm child support is paid.
XXX: Remains. Exception received to allow for DTI if XX.XX%. DTI is XX.X% including the child support payment of XXX per the court documentation provided.
															XXX: Received exception allowing DTI to XXXwith compensating factors listed of XXX credit score, XXX in residual income, $XXk in reserves orXXXmonths piti
H3P11ZKBLAJ	2022060411			Credit	Eligibility	Resolved	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Audit used lowest value with base income only, unable to use bonus or overtime income as it is not consistant for X years. The income is lower than origination income, this has negatively affected the DTI. Max DTI for product isXXX File does not meet DTI requirements.			XXX: Resolved. Received verification of pay raised received by borrower. Loan is at XXXDTI within theXXX required.	XXX: Resolved. Received verification of pay raised received by borrower. Loan is at XXXDTI within theXXX required.
Q51IVWJABJ4	2022060412			Compliance	Compliance	Resolved	Resolved	XXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XX CFR §XXX.XX(e)(X)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of XXX.XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		LOE, refund check, PCCD and mailing labe	XXX Resolved. The LOE, refund check, PCCD and mailing label resolved the tolerance violation.	XXX Resolved. The LOE, refund check, PCCD and mailing label resolved the tolerance violation.
Q51IVWJABJ4	2022060412	Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The subject is on a private road per the appraisal p.XXX; however, the appraisal indicates the subject in not in a PUD. The final XXX p.XXX lists an HOA fee of XXX for the subject and the CD p.XX indicates an HOA fee of XXX. The Mortgage p.XX does not have the PUD Rider box checked and there is no PUD Rider for the Mortgage. The loan file is missing the corrected appraisal showing the subject is in a PUD and a corrected Mortgage with a PUD Rider.	XXX: Remains. Received LOX stating that the home is not a PUD. Missing AUS and XXX with no HOA and correct DTI
XXX: Remains. Received updated XXX. Missing XXX and AUS
XXX: Remains. Received exception request unrelated to finding.
XXX: Resolved. Received updated XXX with corrections. NonQM manual underwriting. AUS not required.	XXX: Remains. Received LOX stating that the home is not a PUD. Missing AUS and XXX with no HOA and correct DTI
XXX: Remains. Received updated XXX. Missing XXX and AUS
XXX: Remains. Received exception request unrelated to finding.
															XXX: Resolved. Received updated XXX with corrections. NonQM manual underwriting. AUS not required.
Q51IVWJABJ4	2022060412			Compliance	Compliance	Resolved	Resolved	XXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change and finance charge change required a revised Closing Disclosure. The Revised CD issued onXXX is above the allowable tolerance (X.XXX). The revised CD issued on XXX had an APR ofXXXwhich is a decrease from the previous CD issued on XXX with an APR of X.XXX. The APR decreased by X.XXX which is above the allowable tolerance. Also, the revised CD issued on XXX has a finance charge of XXX.XX which is an increase from the previous CD issued on XXX of XXX.XX, which is above allowable tolerance. The Revised CD issued on XXX and received on XXX was not received by the borrower at least three business days prior to the Consummation Date, XXX.			XXX Resolved. The COC and CD dated XXX resolved the TRID disclosure delivery fail.	XXX Resolved. The COC and CD dated XXX resolved the TRID disclosure delivery fail.
Q51IVWJABJ4	2022060412			Compliance	Compliance	Active	2: Acceptable with Warnings	XXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl X)	This loan had a tolerance violation at consummation and it was resolved no later than XX days after consummation. Because it was cured timely, grade is EVX (B).			Tolerance violation at consummation and it was resolved no later than XX days after consummation. Because it was cured timely, grade is EVX (B).	Tolerance violation at consummation and it was resolved no later than XX days after consummation. Because it was cured timely, grade is EVX (B).
UPVLM0ABY02	2022060413			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section X.X, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than X.X. The Collateral Underwriter Risk Score is X.X. Freddie MAC LCA is not R&W Eligible. The appraisal, page XXX, valued the subject property at XXX on XXX. The file did not include a secondary appraisal.	XXX mortgage history for XX months. XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	XXX Lender provided XXX AVM with value of XXX and Confidence scoreXXX	XXX: AVM withinXXX Variance and XXX FSD Score meets Fitch Requirement XXX: Remains. A secondary review from a third party is required	XXX: AVM withinXXX Variance and XXX FSD Score meets Fitch Requirement XXX: Remains. A secondary review from a third party is required
UPVLM0ABY02	2022060413			Credit	Credit	Waived	Waived	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl W)	Per the guidelines matrix, the minimum DSCR is X.XX; however, there is no minimum DSCR with a FICO score of XXX and maximum LTV ofXXX. The DSCR of .XX is calculated using market rent of $X,XXX. The LTV ofXXX is calculated using the lessor of the purchase price of XXX.XX and loan amount of XXX.	XXX mortgage history for XX months. XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	The lender provided an approved exception.	XXX: Finding remains. XXX EV X/B	XXX: Finding remains. XXX EV X/B
UPVLM0ABY02	2022060413			Credit	Credit	Waived	Waived	XXX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl W)	Per guidelines, X months of reserves are required. Total verified assets amounted to XXX.XX. The borrowers brought XXXX to closing. Reserves required amounted to XXXX. The borrowers needed $X,XXX.XX to satisfy the X month reserve requirement.	XXX mortgage history for XX months. XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	The lender provided an approved exception.	XXX: Finding remains. XXX EV X/B	XXX: Finding remains. XXX EV X/B
UPVLM0ABY02	2022060413			Credit	Credit	Waived	Waived	XXX	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl W)	Per guidelines, X months of reserves are required. Total verified assets amounted to XXX.XX. The borrowers brought XXXX to closing. Reserves required amounted to XXXX. The borrowers needed $X,XXX.XX to satisfy the X month reserve requirement.	XXX mortgage history for XX months. XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	The lender provided an approved exception.	XXX: Finding remains. XXX EV X/B	XXX: Finding remains. XXX EV X/B
DUS2YQ15NNT	2022060416	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section X.X, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than X.X. The Collateral Underwriter Risk Score is X.X. The appraisal, page XXX, valued the subject property at XXX on XXX. The file did not include a secondary appraisal.	XX% LTV is below the maximumXXX LTV byXXX.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of $X,XXX exceeds the minimum by XX months over the required minimum.
XXX mortgage history for XX months.

													XXX Lender provided XXX AVM dated XXX with value XXX and Confidence scoreXXX	XXX: Post close AVM provided. Issue resolved.	XXX: Post close AVM provided. Issue resolved.
MNCANCUC04V	2022060405			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Appraisal Product that verifies the Appraisal Value withinXXX tolerance.		XXX Lender provided XXX AVM with value XXX and Confidence ScoreXXX	XXX Finding Resolved	XXX Finding Resolved
V1MJDGMHMB4	2022060417	Credit	Underwriting	Resolved	Resolved	XXX	Underwriting - Missing LOE	* Underwriting - Missing LOE (Lvl R)	The loan file is missing a signed and dated LOX for credit inquiries within XX-days of the credit report date. Signed statement from the borrower verifying whether additional credit was obtained.	XXX: Remains. Received LOX stating that the inquiries were over XX days old but there are X from X/X which is XX days prior to credit report
XXX: Resolved. Received the LOX that the broker was the credit pull on X/X	XXX: Remains. Received LOX stating that the inquiries were over XX days old but there are X from X/X which is XX days prior to credit report
															XXX: Resolved. Received the LOX that the broker was the credit pull on X/X
V1MJDGMHMB4	2022060417			Credit	Guidelines	Resolved	Resolved	XXX	Credit	* Verification of Rent (Lvl R)	Received payment history showing monthly payments made to XXX; however, there is no documentation to verify this is current owner/landlord for the borrowers departing primary residence located at XXX Avenue #XXX.			XXX: Resolved. Received property details that show XXX as owner/landlord	XXX: Resolved. Received property details that show XXX as owner/XXX
LPMW4THTIYT	2022060418			Credit	Other Disclosures	Resolved	Resolved	XXX	Homeownership Counseling List	* Homeownership Counseling List (Lvl R)	The XXX Counseling Disclosure (HOC) dated XXX was not disclosed within X days of the application date, X/X/XX. The defect can be resolved by providing evidence that shows the disclosure was provided within X-business days of application.		Disclosure Tracking Summary	XXX Resolved. The Disclosure Tracking Summary resolved the HOC delivery date.	XXX Resolved. The Disclosure Tracking Summary resolved the HOC delivery date.
LPMW4THTIYT	2022060418			Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XXX was not disclosed within X days of the application date, X/X/XX. If a Loan Estimate was given within X days of the application, the defect can be resolved by providing such disclosure.		Disclosure Tracking Summary	XXX Resolved. The Disclosure Tracking Summary resolved the initial LE timing fail.	XXX Resolved. The Disclosure Tracking Summary resolved the initial LE timing fail.
LPMW4THTIYT	2022060418			Compliance	Compliance	Resolved	Resolved	XXX	TRID- SPL late	* TRID- SPL late (Lvl R)	The Service Provider List issued on XXX was not disclosed within X days of the application date, X/X/XX. As a result, fees that the borrower could shop for were tested underXXX tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within X business days of application.		Disclosure Tracking Summary	XXX Resolved. The Disclosure Tracking Summary resolved the SPL delivery date.	XXX Resolved. The Disclosure Tracking Summary resolved the SPL delivery date.
LPMW4THTIYT	2022060418			Compliance	Compliance	Resolved	Resolved	XXX	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (XX CFR §XXX.XX(e)(X)(i)) and the charges that in total cannot increase more thanXXX test. (XX CFR §XXX.XX(e)(X)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $X.XX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.		Disclosure Tracking Summary	XXX Resolved. TheDisclosure Tracking Summary resolved the tolerance violation.	XXX Resolved. TheDisclosure Tracking Summary resolved the tolerance violation.